Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jul. 28, 2016
Document Effective Date	Jul. 31, 2016
Prospectus Date	Jul. 31, 2016
AlphaMark Actively Managed Small Cap ETF | AlphaMark Actively Managed Small Cap ETF
Prospectus:
Trading Symbol	SMCP